OTHER LIABILITIES - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other liabilities [Abstract]
Schedule of other non-current liabilities

	As of December 31,
	2018	2017

(i) Other liabilities - Non current

Post-employment benefits	312,293	275,950
Other employee benefits	38,891	31,312
Asset retirement obligation (Note 19) (1)	24,554	27,829
Other	38,803	37,955

Other liabilities – Non-current	414,541	373,046
(1) The asset in connection with this liability is included in Property, plant and equipment.

Schedule of other liabilities recognized in statement of financial position
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2018	2017

At the beginning of the year	275,950	252,624

Transfers, new participants and funding of the plan	(3,177)	840
Total expense	29,862	28,213
Remeasurements	38,263	15,068
Effect of changes in demographic assumptions	22,575	(4,950)
Effect of changes in financial assumptions	2,272	14,110
Effect of experience adjustments	13,416	5,908
Translation differences	(283)	10,527
Contributions paid	(28,322)	(31,322)

At the end of the year	312,293	275,950
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2018	2017

Present value of unfunded obligations	312,293	275,950

Liability in the statement of financial position	312,293	275,950

Schedule of amounts recognized in income statement
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2018	2017

Current service cost	7,284	6,555
Interest cost	22,578	21,658

Total included in labor costs	29,862	28,213

Schedule of principal actuarial assumptions
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2018	2017

Discount rate	8.75%	7.75%
Compensation growth rate	6.00% - 7.00%	5.00%

	Year ended December 31,
Argentina	2018	2017

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%

Schedule of sensitivity of the defined benefit obligation to changes in the weighted principal assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-8.4%	10.1%
Compensation growth rate	1.00%	1.4%	-4.2%
Pension growth rate	1.00%	-1.5%	1.8%
Life expectancy	1 year	3.8%	-3.8%

Schedule of other current liabilities

	As of December 31,
	2018	2017

(ii) Other liabilities - Current

Payroll and social security payable	177,407	183,249
VAT liabilities	79,060	79,085
Other tax liabilities	36,203	30,927
Termination benefits	1,501	1,816
Related Parties (Note 26)	3,341	6,215
Asset retirement obligation (Note 19)	9,851	2,659
Others	43,853	53,050

Other liabilities – Current	351,216	357,001